Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Dec. 27, 2018
Document Effective Date	Dec. 29, 2018
Prospectus Date	Dec. 29, 2018